Offerings	Dec. 29, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value per share
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 50,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,905.00
Offering Note	Other than (i) the below allocated shares of Common Stock, $0.0001 par value per share (the “common stock”) that may be sold by Dr. Yoshiyuki Aikawa as a selling stockholder (which were not included in the Prior Registration Statement (as defined below) of SBC Medical Group Holdings Incorporated (the “Company”)), and (ii) the securities previously registered under the Prior Registration Statement, the Registration Statement on Form S-3 to which this exhibit relates (the “Registration Statement”) registers such indeterminate number or amount, as the case may be, of the securities of each identified class as may from time to time be offered and sold at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $50,000,000. The securities covered by the Registration Statement may be sold or otherwise distributed separately. The proposed maximum offering price per security will be determined from time to time by the Company in connection with the issuance by the Company of the unallocated securities registered. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered such indeterminable additional amount of securities as may be issued to prevent dilution as a result of stock splits, stock dividends or similar transactions. Amount registered and proposed maximum offering price per unit were omitted pursuant to Rule 457(o) under the Securities Act and Instruction 2.A.iii.b to Item 16(b) of Form S-3. Amount of registration fee was calculated pursuant to Rule 457(o) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	92,688,960
Proposed Maximum Offering Price per Unit | $ / shares	4.3425
Maximum Aggregate Offering Price	$ 402,501,808.8
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,585.50
Offering Note	Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low price of the common stock on December 23, 2025 (within five business days prior to the date of the filing of the Registration Statement), as reported on the Nasdaq Global Market. The proposed maximum offering price per share of common stock will be determined from time to time by the selling securityholder in connection with, and at the time of, the sale by the selling securityholder of their shares of common stock that are registered under the Registration Statement. Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminable additional shares of common stock as may be issued to prevent dilution as a result of stock splits, stock dividends or similar transactions, and the resale of such shares of common stock.